Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Intangible Assets, Net [Abstract]
Amortization expense	$ 4,160,000	$ 5,843,813	$ 4,450,895